SCHEDULE 1 STATEMENT OF OPERATIONS (Details 2)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 USD ($)	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY	Jun. 30, 2012 Parent [Member] USD ($)	Jun. 30, 2012 Parent [Member] CNY	Jun. 30, 2011 Parent [Member] CNY	Jun. 30, 2010 Parent [Member] CNY
General and administrative expenses	$ (13,651,080)	(86,725,310)		(65,468,504)	(42,170,339)	$ (1,462,589)	(9,291,827)	(16,074,443)	(15,757,634)
Other operating expenses		137,931,366		76,720,420	50,023,195	(73,328)	(465,856)	(9,225,574)	0
Operating loss		17,387,851		(5,512,172)	278,595	(1,535,917)	(9,757,683)	(25,300,017)	(15,757,634)
Investment income (loss)	2,940,802	18,682,916		11,022,226	2,823,770	(127,384)	(809,270)	(3,397,269)	1,135,078
Interest income	220,723	1,402,253		1,880,147	9,134,152	27,735	176,203	674	669
Non operating income						231,508	1,470,767	1,538,027	5,597,938
Loss on disposal of ELP business						0	0	(486,628,367)	0
Loss before income taxes			(2,979,511)	(19,258,073)	(10,698,770)	(1,404,058)	(8,919,983)	(513,786,952)	(9,023,949)
Provision for income taxes	1,641,807	10,430,402		6,219,458	164,400	0	0	0	0
Net loss from continuing operations	(7,504,894)	(47,678,598)		(25,477,531)	(10,863,170)	(1,404,058)	(8,919,983)	(513,786,952)	(9,023,949)
Share of net profits (loss) of subsidiaries, net of taxes						(7,026,271)	(44,637,902)	102,449,908	14,683,774
Net income (loss)	$ (7,504,894)	(47,678,598)		(407,992,772)	5,659,825	$ (8,430,329)	(53,557,885)	(411,337,044)	5,659,825